COMMON STOCK AND DIVIDENDS, Dividends distribution and Treasury shares distribution (Details) - ARS ($) $ / shares in Units, $ in Thousands					12 Months Ended
		Nov. 13, 2019	Oct. 17, 2019	Apr. 11, 2019	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017 [1]	Dec. 31, 2016 [1]
Treasury shares distribution [Abstract]
Shareholders' equity					$ 48,083,469		$ 47,603,906		$ 38,888,199	$ 30,041,011
Decrease in treasury shares equity transaction					$ (2,590,658)		$ (2,185,845)
Treasury Shares [Member]
Treasury shares distribution [Abstract]
Distribution of ordinary shares (in pesos per share)		$ 0.0385
Distribution of shares per American Depositary Receipt (ADR) (in pesos per share)		$ 0.192
Percentage of share capital		3.706%			1.24%		1.71%
Shareholders' equity		$ 794,495
Market value of treasury shares		3,228,002
Acquisition cost of treasury shares		4,045,739			$ 730,764		$ 2,185,845
Additional Paid-up capital [member]
Treasury shares distribution [Abstract]
Shareholders' equity	[2]				(791,712)		0		$ 0	$ 0
Decrease in treasury shares equity transaction		791,712			$ 0	[2]	$ 0	[2]
Director [Member]
Cash dividend [Abstract]
Cash dividends				$ 318,732
Cash dividends (in pesos per share)				$ 0.4083
Shareholders [Member]
Cash dividend [Abstract]
Cash dividends		$ 256,338		$ 9,185,584
Cash dividends (in pesos per share)		$ 0.3351		$ 11.7671
Class "B" [Member] | Treasury Shares [Member]
Treasury shares distribution [Abstract]
Number of treasury shares in portfolio (in shares)			29,444,795

[1]	The Company has applied IFRS 15 and IFRS 9 for the first time on January 1, 2018. In accordance with the transition methods chosen, the comparative information has not been modified. See Note 4.a)
[2]	As of December 31, 2019 and 2018 corresponds to 9,886,755 and 13,600,780 shares of par value Ps. 1 each, equivalent to 1.24% and 1,71% of the share capital, respectively. The acquisition cost of these shares amounted to Ps. 730,764 and 2,185,845, respectively. See Note 19.b) to the consolidated financial statements.